Equity - Schedule of Information About Restricted Shares to Employees (Details) - Employee [Member] - Restricted Stock [Member] - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of Shares Outstanding	5,889	4,103
Number of shares Granted	129,825	7,866
Number of shares Forfeited	(1,266)	(406)
Number of shares Vested	(3,999)	(5,674)
Number of Shares Outstanding	130,449	5,889